Fair Value Measurements (Details) (Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 2 | Commodity derivative instruments
Fair Value Measurements
Assets	$ 36,484	$ 44,688
Liabilities	2,545	186
Level 2 | Interest rate derivative instruments
Fair Value Measurements
Liabilities	4,185
Total | Commodity derivative instruments
Fair Value Measurements
Assets	36,484	44,688
Liabilities	2,545	186
Total | Interest rate derivative instruments
Fair Value Measurements
Liabilities	$ 4,185